CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - BRL (R$) R$ in Thousands	Total	Share Capital	Reserves	Treasury Shares	Option for Acquisition of Equity Instrument	Profit Attributed to the Parent	Dividends and Remuneration	Total Stockholders' Equity	Available-for-sale Financial Assets	Financial Assets Measured At Fair Value Through Other Comprehensive Income	Defined Benefits plan	Translation adjustments investment abroad	Gains and losses - Cash flow hedge and Investment	Total	Non-controlling Interests
Balance at Dec. 31, 2016	R$ 84,812,559	R$ 57,000,000	R$ 27,881,326	R$ (514,034)	R$ (1,017,000)	R$ 7,334,563	R$ (5,250,000)	R$ 85,434,855	R$ 666,190		R$ (2,083,477)	R$ 859,370	R$ (789,883)	R$ 84,087,055	R$ 725,504
Total comprehensive income	9,711,480					8,924,064		8,924,064	1,147,384		(620,903)		46,951	9,497,496	213,984
Net profit	9,138,048					8,924,064		8,924,064						8,924,064	213,984
Other comprehensive income	573,432								1,147,384		(620,903)		46,951	573,432
Financial Assets Measured At Fair Value Through Other Comprehensive Income	1,147,384								1,147,384					1,147,384
Pension plans	(620,903)										(620,903)			(620,903)
Gain and loss - Cash flow and investment hedge	46,951												46,951	46,951
Appropriation of net income from prior years			7,334,563			(7,334,563)
Dividends and interest on capital	(6,300,000)		(5,250,000)				(1,050,000)	(6,300,000)						(6,300,000)
Share based compensation	37,161		37,161					37,161						37,161
Treasury shares	(378,776)		(744,419)	365,643				(378,776)						(378,776)
Capital restructuring	(49)			(49)				(49)						(49)
Treasury shares income	(2,498)		(2,498)					(2,498)						(2,498)
Other	(792,276)		(289,682)					(289,682)						(289,682)	(502,594)
Balance at Dec. 31, 2017	87,087,601	57,000,000	28,966,451	(148,440)	(1,017,000)	8,924,064	(6,300,000)	87,425,075	1,813,574		(2,704,380)	859,370	(742,932)	86,650,707	436,894
Change in the initial adoption of IFRS 9	(1,541,825)		(1,245,023)					(1,245,023)	R$ (1,813,574)	R$ 1,516,772				(1,541,825)
Balances on January 1, 2018	85,545,776	57,000,000	27,721,428	(148,440)	(1,017,000)	8,924,064	(6,300,000)	86,180,052		1,516,772	(2,704,380)	859,370	(742,932)	85,108,882	436,894
Total comprehensive income	12,992,225					12,582,477		12,582,477		475,809	(366,660)		83,158	12,774,784	217,441
Net profit	12,799,918					12,582,477		12,582,477						12,582,477	217,441
Other comprehensive income	192,307									475,809	(366,660)		83,158	192,307
Financial Assets Measured At Fair Value Through Other Comprehensive Income	475,809									475,809				475,809
Pension plans	(366,660)										(366,660)			(366,660)
Gain and loss - Cash flow and investment hedge	83,158												83,158	83,158
Appropriation of net income from prior years			8,924,064			(8,924,064)
Option to Acquire Own Instrument			106,440					106,440						106,440	(106,440)
Dividends and interest on capital	(6,600,000)		(6,300,000)				(300,000)	(6,600,000)						(6,600,000)
Share based compensation	(17,854)		(17,854)					(17,854)						(17,854)
Treasury shares	(312,305)			(312,305)				(312,305)						(312,305)
Capital restructuring	(687)			(687)				(687)						(687)
Treasury shares income	(15,868)		(15,868)					(15,868)						(15,868)
Other	4,173		(40,517)					(40,517)						(40,517)	44,690
Balance at Dec. 31, 2018	91,595,460	57,000,000	30,377,693	(461,432)	(1,017,000)	12,582,477	(6,600,000)	91,881,738		1,992,581	(3,071,040)	859,370	(659,774)	91,002,875	592,585
Total comprehensive income	17,200,086					16,406,932		16,406,932		1,352,702	(675,497)		115,949	17,200,086
Net profit	16,406,932					16,406,932		16,406,932						16,406,932
Other comprehensive income	793,154									1,352,702	(675,497)		115,949	793,154
Financial Assets Measured At Fair Value Through Other Comprehensive Income	1,352,702									1,352,702				1,352,702
Pension plans	(675,497)										(675,497)			(675,497)
Gain and loss - Cash flow and investment hedge	115,949												115,949	115,949
Appropriation of net income from prior years			12,582,477			(12,582,477)
Own Instrument Acquisition Option	(648,336)		(1,598,336)		950,000			(648,336)						(648,336)
Dividends and interest on capital	(10,800,000)		(6,600,000)				(4,200,000)	(10,800,000)						(10,800,000)
Share based compensation	50,886		50,886					50,886						50,886
Treasury shares	(219,703)			(219,703)				(219,703)						(219,703)
Treasury shares income	5,796		5,796					5,796						5,796
Other	24,972		58,976					58,976						58,976	(34,004)
Balance at Dec. 31, 2019	R$ 97,209,161	R$ 57,000,000	R$ 34,877,492	R$ (681,135)	R$ (67,000)	R$ 16,406,932	R$ (10,800,000)	R$ 96,736,289		R$ 3,345,283	R$ (3,746,537)	R$ 859,370	R$ (543,825)	R$ 96,650,580	R$ 558,581